                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one.): [X] is a  restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name of Institutional Investment Manager: Salzman & Co., Inc.
Business Address:                         411 West Putnam Avenue
                                          Greenwich, CT  06830

Form 13F File Number: 28-12184

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen B. Salzman
Title: CEO/President
Phone: 203-302-2701

Signature, Place, and Date of Signing:


/s/ Stephen B. Salzman       Greenwich, CT   August 24, 2009

Original filing contained a typographical error listing the wrong CUSIP and company name for a holding listed on the Information Table.

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

                        13F Summary Page

Salzman & Co., Inc.
28-12184
Report for Period Ended 03/31/2009

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         26
Form 13F Information Table Value Total:   $373,293 (thousands)

List of Other Included Managers:

NONE

                   FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3 COLUMN 4     COLUMN 5      COLUMN 6 COLUMN 7      COLUMN 8
          --------          --------------- --------- -------- ---------------- --------- -------- -----------------
                                                                                                    VOTING AUTHORITY
                                                        VALUE  SHARES/ SH/ PUT/ INVESTMNT   OTHER  -----------------
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL  DISCRETN   MGRS     SOLE  SHRD NONE
       --------------       --------------- --------- -------- ------- --- ---- --------- -------- ------- ---- ----
INGERSOLL-RAND COMPANY LTD  CL A            G4776G101    25015 1196900 SH       SOLE               1196900
ABB LTD                     SPONSORED ADR   000375204     1542   97700 SH       SOLE                 97700
AK STL HLDG CORP            COM             001547108    16047  836200 SH       SOLE                836200
BANK OF AMERICA CORPORATION COM             060505104    13073  990400 SH       SOLE                990400
BURLINGTON NORTHN SANTA
   FE CORP                  COM             12189T104    24252  329775 SH       SOLE                329775
CSX CORP                    COM             126408103     1125   32500 SH       SOLE                 32500
ELECTRONIC ARTS INC         COM             285512109    14535  669200 SH       SOLE                669200
EMERSON ELEC CO             COM             291011104     3298  101780 SH       SOLE                101780
FREEPORT-MCMORAN COPPER
   & GOLD INC               COM             35671D857    24489  488700 SH       SOLE                488700
GOODRICH CORP               COM             382388106    24165  483600 SH       SOLE                483600
HASBRO INC                  COM             418056107     2070   85400 SH       SOLE                 85400

JACOBS ENGR GROUP INC DEL   COM             469814107     3627   86180 SH       SOLE                 86180
LEUCADIA NATL CORP          COM             527288104     5916  280500 SH       SOLE                280500
NORFOLK SOUTHERN CORP       COM             655844108     5775  153300 SH       SOLE                153300
OIL SVC HOLDRS TR           DEPOSITORY RCPT 678002106    40344  413025 SH       SOLE                413025
POSCO                       SPONSORED ADR   693483109    16575  200500 SH       SOLE                200500
PACCAR INC                  COM             693718108    11393  351300 SH       SOLE                351300
PETROLEO BRASILEIRO SA
   PETRO                    SPONSORED ADR   71654V408    15449  377000 SH       SOLE                377000
PRECISION CASTPARTS CORP    COM             740189105    33298  455956 SH       SOLE                455956
SCHLUMBERGER LTD            COM             806857108    22986  424800 SH       SOLE                424800
ST JOE CO                   COM             790148100     4070  153649 SH       SOLE                153649
UNION PAC CORP              COM             907818108    25444  488750 SH       SOLE                488750
UNITED STATES STL CORP NEW  COM             912909108    14278  399500 SH       SOLE                399500
VALE S A                    ADR             91912E105     7556  428600 SH       SOLE                428600
VISA INC                    COM CL A        92826C839     1245   20000 SH       SOLE                 20000
WILLIAMS COS INC DEL        COM             969457100    15724 1007300 SH       SOLE               1007300